Completed Mergers (Details Textual) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2014	Mar. 31, 2015	Apr. 30, 2014	Dec. 31, 2013
Business Acquisition [Line Items]
Preferred Stock, Shares Outstanding	0	0		0
Common Stock, Shares, Issued	34,756,980	34,756,980		13,421,955
Common Stock, Shares, Outstanding	34,756,980	34,756,980		13,421,955
Signing Holders [Member]
Business Acquisition [Line Items]
Percentage Of Shares Holding	89.70%
Common Stock [Member]
Business Acquisition [Line Items]
Development Stage Entities, Stock Issued, Shares, Issued for Noncash Consideration	415,309
Stock Issued During Period, Shares, Conversion of Convertible Securities	115,352
Common Stock [Member] | Bulk Partners [Member]
Business Acquisition [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities	31,150,827
Common Stock, Registrant [Member]
Business Acquisition [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	1,026,812
Redeemable Convertible Preferred Stock [Member]
Business Acquisition [Line Items]
Development Stage Entities, Stock Issued, Shares, Issued for Noncash Consideration	0
Stock Issued During Period, Shares, Conversion of Convertible Securities	(105,670)
Merger Agreement [Member]
Business Acquisition [Line Items]
Business Acquisition, Date of Acquisition Agreement	Apr. 30, 2014
Business Acquisition, Name of Acquired Entity	Quartet Merger Corp.
Business Acquisition, Description of Acquired Entity	Quartet Merger Corp. (Quartet), Quartet Merger Sub Ltd. (Merger Sub), Bulk Partners (at the time, Pangaea Logistics Solutions Ltd.), and the security holders of Bulk Partners (Signing Holders), which contemplated (i) Quartet merging with and into the Company, with the Company surviving such merger as the publicly-traded entity and (ii) Merger Sub merging with and into Bulk Partners with Bulk Partners surviving such merger as a wholly-owned subsidiary of the Company (collectively, the Mergers).
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	3,130,844
Conversion of Stock, Shares Converted	420,000
Common Stock, Shares, Issued	123,356
Merger Agreement [Member] | Third Parties [Member]
Business Acquisition [Line Items]
Stock Issued During Period, Shares, Acquisitions	291,953
Merger Agreement [Member] | Signing Holders [Member]
Business Acquisition [Line Items]
Forfeiture Of Shares	1,739,062
Merger Agreement [Member] | Common Stock [Member] | Bulk Partners [Member]
Business Acquisition [Line Items]
Convertible Preferred Stock, Shares Issued upon Conversion			115,352
Merger Agreement [Member] | Common Stock [Member] | Signing Holders [Member]
Business Acquisition [Line Items]
Stock Issued During Period, Shares, Acquisitions	29,411,765
Merger Agreement [Member] | Redeemable Convertible Preferred Stock [Member] | Bulk Partners [Member]
Business Acquisition [Line Items]
Preferred Stock, Shares Outstanding			105,670
Merger Agreement [Member] | IPO [Member]
Business Acquisition [Line Items]
Conversion of Stock, Shares Issued	8,840,014
Shares Issued, Price Per Share	$ 10.20
Conversion of Stock, Amount Issued	$ 90.1
Forfeiture Of Shares	1,739,062